RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through the VIE Agreements. The shareholders of Mingda Tianjin include MDJM’s principal shareholder, Mr. Siping Xu. The VIE Agreements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Fernie Castle,” a property owned by MDJM UK, for use as a hotel site. The annual rent for the property is $227,018 (182,500 pounds sterling), exclusive of VAT, payable monthly on the 25th. Mansions is responsible for all operating expenses, as well as maintenance and repairs of the leased property.

The lease agreement does not specify a fixed termination date, but either party may terminate the agreement by providing one month’s notice without incurring penalties. Upon termination, the property must be returned to MDJM UK. In the consolidated financial statements, inter-company rent income and corresponding expenses of $227,018 have been eliminated.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Robin Hill,” a property owned by MDJM UK, for hotel operations. The annual rent is $187,834 (151,000 pounds sterling), excluding VAT, and is payable monthly on the 25th. Mansions is responsible for operating expenses, maintenance, and repairs of the leased property.

The lease does not have a fixed termination date; however, it can be ended by either party with one month’s notice, without penalty. Upon termination, Mansions must return the property to MDJM UK. In the consolidated financial statements, inter-company rent income and the corresponding expenses of $187,834 have been eliminated.